Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued and Other Liabilities [Abstract]
Accrued and Other Liabilities Disclosure [Table Text Block]
Changes in noncontrolling interest amounts included in accrued and other liabilities for the three years ended December 31, 2012 were as follows:

Noncontrolling Interests
Balance, December 31, 2009	$4,058
Income attributable to noncontrolling interests	10,378
Distributions made	(7,685)
Other (1)	1,826
Balance, December 31, 2010	$8,577
Income attributable to noncontrolling interests	8,387
Distributions made	(12,264)
Other (2)	(651)
Balance, December 31, 2011	$4,049
Income attributable to noncontrolling interests	6,012
Distributions made	(7,673)
Other (2)	1,236
Balance, December 31, 2012	$3,624

(1)	Other consists primarily of an adjustment to record distributions to be made as a result of an acquired company and cumulative translation adjustments.

(2)	Other consists primarily of step up transactions, discontinued operations and cumulative translation adjustments.